Other reserves (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Other reserves

	As at 30.06.25	As at 31.12.24
	£m	£m
Currency translation reserve	2,054	3,625
Fair value through other comprehensive income reserve	(1,465)	(1,873)
Cash flow hedging reserve	(1,210)	(2,930)
Own credit reserve	(541)	(1,059)
Other reserves and treasury shares	1,855	1,769
Total	693	(468)